Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Timing of Grants of Certain Equity Awards

The Compensation Committee does not take material, non-public information into account when determining the timing of option awards, and we do not time the release of material, non-public information based on option grant dates.

As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information about the stock options granted to our NEO. We granted the below NEO stock options award on May 22, 2024, two business days prior to the date we filed a current report on Form 8-K on May 24, 2024, disclosing the retirement of Kim R. Tsuchimoto as Chief Financial Officer and the appointment of Karthik Radhakrishnan as Ms. Tsuchimoto’s successor as Chief Financial Officer.

Name	Grant Date	Number of Securities Underlying the Option Award	Exercise Price of the Option Award	Grant Date Fair Value of the Option Award (1)	Percentage Change in the Closing Market Price of the Securities Underlying the Option Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material Non-public Information and the Trading Day Beginning Immediately Following the Disclosure of Material Non-public Information (2)
Andrew Cittadine	5/22/2024	5,001	$3.07	$12,252	0%

(1)	Represents the full grant date fair value of the May 24, 2024, award calculated using the Black-Scholes option-pricing model on the date of the grant for stock options.

(2)	The closing market price prior to issuing the current report on Form 8-K on May 24, 2024, was $3.10 and the market price at close the following day was also $3.10, reflecting a percentage change of 0%.

Award Timing Method	The Compensation Committee does not take material, non-public information into account when determining the timing of option awards, and we do not time the release of material, non-public information based on option grant dates.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false
Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Andrew Cittadine
Underlying Securities	5,001
Exercise Price | $ / shares	$ 3.07
Fair Value as of Grant Date | $	$ 12,252
Underlying Security Market Price Change	0